Financial instruments (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2016 and March 31, 2017, together with the fair values on each reporting date.

	As of March 31, 2016
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)

Interest rate derivatives	Rs.	2,203,083.9	Rs.	9,007.6	Rs.	9,620.6	Rs.	(613.0)
Forward rate agreements		4,292.5		3.0		3.1		(0.1)
Currency options		252,982.7		1,359.3		1,836.7		(477.4)
Currency swaps		110,112.4		5,423.7		3,359.7		2,064.0
Forward exchange contracts		5,290,757.7		69,429.4		63,762.3		5,667.1

Total	Rs.	7,861,229.2	Rs.	85,223.0	Rs.	78,582.4	Rs.	6,640.6

	As of March 31, 2017
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)

Interest rate derivatives	Rs.	2,391,507.8	Rs.	9,099.4	Rs.	8,722.7	Rs.	376.7	US$	36,877.5	US$	5.8
Forward rate agreements		—		—		—		—		—		—
Currency options		189,005.0		2,072.5		2,066.0		6.5		2,914.5		0.1
Currency swaps		142,555.8		4,154.6		4,084.1		70.5		2,198.2		1.1
Forward exchange contracts		4,699,301.4		123,890.6		130,187.7		(6,297.1)		72,464.2		(97.1)

Total	Rs.	7,422,370.0	Rs.	139,217.1	Rs.	145,060.5	Rs.	(5,843.4)	US$	114,454.4		US$ (90.1)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2015		2016		2017		2017
	(In millions)
Interest rate derivatives	Rs.	(383.4)	Rs.	(1,063.1)	Rs.	399.3	US$	6.2
Forward rate agreements		3.0		2.1		1.2		—
Currency options		303.0		413.4		677.7		10.4
Currency swaps		151.3		829.5		(2,453.4)		(37.8)
Forward exchange contracts		(7,466.9)		14,885.3		(4,363.3)		(67.3)

Total gains/(losses)	Rs.	(7,393.0)	Rs.	15,067.2	Rs.	(5,738.5)		US$ (88.5)

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2016
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	85,223.0	Rs.	—	Rs.	85,223.0	Rs.	60,816.4	Rs.	4,181.1	Rs.	20,225.5
Securities purchased under agreements to resell		1,019.9		—		1,019.9		—		1,019.9		—
Financial liabilities
Derivative liabilities	Rs.	78,582.4	Rs.	—	Rs.	78,582.4	Rs.	60,816.4	Rs.	83.4	Rs.	17,682.6
Securities sold under repurchase agreements		306,060.0		—		306,060.0		—		306,060.0		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2017
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	139,217.1	Rs.	—	Rs.	139,217.1	Rs.	106,010.2	Rs.	2,911.9	Rs.	30,295.0	US$	467.2
Securities purchased under agreements to resell		50,000.0		—		50,000.0		—		50,000.0		—		—
Financial liabilities
Derivative liabilities	Rs.	145,060.5	Rs.	—	Rs.	145,060.5	Rs.	106,010.2	Rs.	2,772.7	Rs.	36,277.6	US$	559.4
Securities sold under repurchase agreements		—		—		—		—		—		—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2016
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	85,223.0	Rs.	—	Rs.	85,223.0	Rs.	60,816.4	Rs.	4,181.1	Rs.	20,225.5
Securities purchased under agreements to resell		1,019.9		—		1,019.9		—		1,019.9		—
Financial liabilities
Derivative liabilities	Rs.	78,582.4	Rs.	—	Rs.	78,582.4	Rs.	60,816.4	Rs.	83.4	Rs.	17,682.6
Securities sold under repurchase agreements		306,060.0		—		306,060.0		—		306,060.0		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2017
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	139,217.1	Rs.	—	Rs.	139,217.1	Rs.	106,010.2	Rs.	2,911.9	Rs.	30,295.0	US$	467.2
Securities purchased under agreements to resell		50,000.0		—		50,000.0		—		50,000.0		—		—
Financial liabilities
Derivative liabilities	Rs.	145,060.5	Rs.	—	Rs.	145,060.5	Rs.	106,010.2	Rs.	2,772.7	Rs.	36,277.6	US$	559.4
Securities sold under repurchase agreements		—		—		—		—		—		—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2016		2017		2017
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	194,250.1	Rs.	202,430.1	US$	3,121.5
Performance guarantees		140,364.7		166,964.2		2,574.6
Documentary credits		317,525.8		359,613.7		5,545.3

Total	Rs.	652,140.6	Rs.	729,008.0	US$	11,241.4

Estimated fair values:
Guarantees	Rs.	(1,872.5)	Rs.	(2,339.2)	US$	(36.1)
Documentary credits		(326.1)		(340.2)		(5.2)

Total	Rs.	(2,198.6)	Rs.	(2,679.4)	US$	(41.3)